Subsequent Events - Additional Information (Detail) - Revolving Loan Facility [Member] - NetEase [Member] - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Apr. 30, 2021	Dec. 31, 2023
Subsequent Event [Line Items]
Maximum Borrowing Capacity		$ 300.0	$ 300.0
Long-term loans from NetEase Group				$ 89.0
Line of credit facility expiration date		Mar. 31, 2027	Mar. 31, 2024	Mar. 31, 2027
Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum Borrowing Capacity	$ 300.0
Long-term loans from NetEase Group	$ 35.2
Line of credit facility expiration date	Mar. 31, 2027